UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate
Investment Portfolio

April 30, 2007

1.800348.103

REA-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
HOTELS, RESTAURANTS & LEISURE - 9.8%
Hotels, Resorts & Cruise Lines - 9.8%
Hilton Hotels Corp.	1,495,000	$ 50,830
Starwood Hotels & Resorts Worldwide, Inc. (d)	12,331,900	826,480
TOTAL HOTELS, RESORTS & CRUISE LINES		877,310
REAL ESTATE INVESTMENT TRUSTS - 83.7%
REITs - Apartments - 12.6%
Apartment Investment & Management Co. Class A	3,710,045	205,165
AvalonBay Communities, Inc.	2,062,900	252,210
BRE Properties, Inc. Class A	230,000	13,809
Equity Residential (SBI)	12,198,224	566,364
GMH Communities Trust (d)	3,857,350	38,728
Home Properties, Inc.	961,700	53,567
TOTAL REITS - APARTMENTS		1,129,843
REITs - Factory Outlets - 1.0%
Tanger Factory Outlet Centers, Inc. (d)	2,184,500	88,560
REITs - Health Care Facilities - 0.7%
Health Care Property Investors, Inc.	1,735,000	61,402
REITs - Hotels - 3.1%
Hersha Hospitality Trust	709,300	8,426
Host Hotels & Resorts, Inc.	10,645,000	272,938
TOTAL REITS - HOTELS		281,364
REITs - Industrial Buildings - 18.6%
DCT Industrial Trust, Inc. (d)	9,281,265	104,229
Duke Realty LP (d)	9,868,100	425,414
ProLogis Trust	10,309,400	668,049
Public Storage, Inc.	4,988,500	465,527
TOTAL REITS - INDUSTRIAL BUILDINGS		1,663,219
REITs - Malls - 17.8%
CBL & Associates Properties, Inc. (d)	4,560,900	207,293
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
General Growth Properties, Inc.	9,850,099	$ 628,929
Simon Property Group, Inc.	6,530,660	752,854
TOTAL REITS - MALLS		1,589,076
REITs - Management/Investment - 0.1%
Mission West Properties, Inc.	659,900	9,648
REITs - Mortgage - 4.3%
HomeBanc Mortgage Corp., Georgia (c)(d)	5,411,140	15,151
UDR, Inc. (d)	12,226,100	367,272
TOTAL REITS - MORTGAGE		382,423
REITs - Office Buildings - 8.1%
Alexandria Real Estate Equities, Inc. (d)	1,708,500	180,845
American Financial Realty Trust (SBI) (d)	6,605,200	70,015
Corporate Office Properties Trust (SBI) (d)	2,535,400	119,443
Douglas Emmett, Inc.	2,377,400	61,931
Highwoods Properties, Inc. (SBI)	1,282,900	52,317
Kilroy Realty Corp. (d)	1,645,000	124,905
Sovran Self Storage, Inc. (c)(d)	2,009,222	111,030
TOTAL REITS - OFFICE BUILDINGS		720,486
REITs - Shopping Centers - 17.4%
Cedar Shopping Centers, Inc.	1,879,300	30,012
Developers Diversified Realty Corp.	6,339,000	412,669
Inland Real Estate Corp. (c)(d)	5,683,700	103,387
Kimco Realty Corp. (c)	7,460,600	358,631
Land Securities Group PLC	1,858,000	72,888
Vornado Realty Trust (c)	4,499,300	533,752
Weingarten Realty Investors (SBI)	900,000	43,074
TOTAL REITS - SHOPPING CENTERS		1,554,413
TOTAL REAL ESTATE INVESTMENT TRUSTS		7,480,434
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.5%
Real Estate Management & Development - 5.5%
Brookfield Properties Corp.	5,788,600	237,738
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Management & Development - continued
Capital & Regional PLC	3,024,400	$ 93,247
Forest City Enterprises, Inc. Class A	590,000	39,418
Mitsubishi Estate Co. Ltd.	2,583,000	80,092
Patrizia Immobilien AG	850,000	18,037
Sumitomo Realty & Development Co. Ltd.	395,000	14,582
Thomas Properties Group, Inc.	457,700	7,859
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		490,973
TOTAL COMMON STOCKS (Cost $6,417,729)		8,848,717
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 5.29% (a)	75,703,066	75,703
Fidelity Securities Lending Cash Central Fund, 5.31% (a)(b)	56,217,550	56,218
TOTAL MONEY MARKET FUNDS (Cost $131,921)		131,921
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $6,549,650)		8,980,638
NET OTHER ASSETS - (0.5)%		(42,247)
NET ASSETS - 100%		$ 8,938,391
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,556
Fidelity Securities Lending Cash Central Fund	192
Total	$ 4,748
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alexandria Real Estate Equities, Inc.	$ 70,721	$ 96,865	$ -	$ 2,228	$ 180,845
American Financial Realty Trust (SBI)	-	74,798	-	-	70,015
CBL & Associates Properties, Inc.	236,035	1,559	69,043	8,123	207,293
CentraCore Properties Trust	27,771	-	34,483	428	-
Columbia Equity Trust, Inc.	14,357	-	17,045	22	-
Corporate Office Properties Trust (SBI)	-	125,467	-	648	119,443
DCT Industrial Trust, Inc.	-	110,124	-	690	104,229
Duke Realty LP	351,403	52,779	38,314	9,053	425,414
GMH Communities Trust	46,309	2,201	137	110	38,728
HomeBanc Mortgage Corp., Georgia	32,889	10,141	278	2,453	15,151
Inland Real Estate Corp.	102,062	16,017	26,948	3,476	103,387
Kilroy Realty Corp.	-	129,538	-	336	124,905
Pan Pacific Retail Properties, Inc.	163,222	-	164,168	-	-
Saxon Capital, Inc.	32,779	-	40,400	-	-
Sovran Self Storage, Inc.	89,690	15,420	-	3,084	111,030
Starwood Hotels & Resorts Worldwide, Inc.	555,432	181,769	83,778	5,094	826,480
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tanger Factory Outlet Centers, Inc.	$ 50,926	$ 23,351	$ -	$ 1,783	$ 88,560
UDR, Inc.	-	4,135	-	1,546	367,272
United Dominion Realty Trust, Inc. (SBI)	340,756	-	4,358	2,928	-
Ventas, Inc.	191,368	18,764	239,414	3,192	-
Total	$ 2,305,720	$ 862,928	$ 718,366	$ 45,194	$ 2,782,752
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $6,554,493,000. Net unrealized appreciation aggregated $2,426,145,000, of which $2,555,529,000 related to appreciated investment securities and $129,384,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007